Interest in associates and joint ventures - Associates and joint ventures commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interests In Other Entities [Abstract]
Tax on profit	$ 440	$ 542